Deposits	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Deposits

15. Deposits

	December 31,
	2021	2020

Certificate of Deposit(i)	2,510,818	604,916
Interbank deposits(ii)	404,998	—
Corporate Securities(iii)	218,180	161,170
	3,133,996	766,086

Current	3,056,444	571,996
Non-Current	77,552	194,090

(i)	The average return is 163% of CDI (164% of CDI in December 2020). The increase is related to higher offer of CDBs products to the clients, considering this service began in 2020.
(ii)	The average return is 118% of CDI.
(iii)	The average return is 152% of CDI (158% of CDI in December 2020).
The maturity analysis of deposits is as follows:

	December 31, 2021	December 31, 2020

Due within 30 days	646,232	5,231
Due within 31 to 120 days	1,029,936	77,812
Due within 121 to 180 days	313,008	53,000
Due within 181 to 360 days	1,067,268	435,952
Due to 361 days or more days	77,552	194,091
	3,133,996	766,086
The changes in deposits were as follows:

On December 31,2019	—
Additions	892,754
Withdraws	(130,459)
Interest	3,791
On December 31,2020	766,086
Additions	4,929,953
Withdraws	(2,667,612)
Interest	105,596
On December 31,2021	3,133,996